Related Party Transactions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Related Party Transactions
30.	Related Party Transactions
Compensation of Key Management Personnel
Key management personnel compensation, including directors, is as follows:

	Years Ended December 31

(in thousands)	2022	2021

Short-term benefits 1	$8,666	$8,779

Post-employment benefits	829	801

PSUs 2	8,557	8,160

Equity settled stock based compensation (a non-cash expense) 3	3,537	3,367

Total executive compensation	$21,589	$21,107

1)	Short-term employee benefits include salaries, bonuses payable within twelve months of the balance sheet date and other annual employee benefits.
2)
As more fully disclosed in Note 2
4
.1, PSU compensation expense is recorded on a straight-line basis over the three year vesting period, with the expense being adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.

3)	As more fully disclosed in Notes 2 3 .2 and 2 3 .3, equity settled stock based compensation expense is recorded on a straight-line basis over the vesting period.